Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,001,500
Previously Paid Amount	0.00
Total Fee Amount	1,933.61
Total Offset Amount	0.00
Net Fee	1,933.61
Narrative - Max Aggregate Offering Price	$ 14,001,500
Final Prospectus	true